UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            May 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE


     No. Form 13F File Number Name

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $1,183,815
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                        Cobalt Partners, L.P.
         -----------------------     ------------------------------------

                                                         FORM 13F INFORMATION TABLE
                                                       Cobalt Capital Management, Inc.
                                                            As of March 31, 2005


                                                             VALUE   SHRS OR            INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT    SH/PUT  DISCRETION  MANAGERS  SOLE     SHARED  NONE
APPLIED MATLS INC              COM             038222105      1,625     100,000          SOLE       None     100,000
AMERICA MOVIL S A DE CV        SPON ADR L SHS  02364W105     11,868     230,000          SOLE       None     230,000
AMR CORP                       COM             001765106      1,156     108,000          SOLE       None     108,000
AMERICAN TOWER CORP            CL A            029912201      9,092     498,741          SOLE       None     498,741
ALAMOSA HLDGS INC              COM             011589108     23,977   2,054,610          SOLE       None   2,054,610
AEROPOSTALE                    COM             007865108      1,965      60,000          SOLE       None      60,000
BURLINGTON RES INC             COM             122014103     55,350   1,105,452          SOLE       None   1,105,452
CROWN CASTLE INTL CORP         COM             228227104        748      46,600          SOLE       None      46,600
CHARTER COMMUNICATIONS INC D   CL A            16117M107      1,646   1,028,772          SOLE       None   1,028,772
CIT GROUP INC                  COM             125581108      6,031     158,700          SOLE       None     158,700
CONSOL ENERGY INC              COM             20854P109      4,702     100,000          SOLE       None     100,000
CENTEX CORP                    COM             152312104    140,083   2,446,013          SOLE       None   2,446,013
EOG RES INC                    COM             26875P101      1,950      40,000          SOLE       None      40,000
ELECTRONIC ARTS INC            COM             285512109      2,090      40,370          SOLE       None      40,370
FOUNDATION COAL HLDGS INC      COM             35039W100     36,582   1,556,000          SOLE       None   1,556,000
FREEPORT-MCMORAN COPPER & GO   CL B            35671D857     72,208   1,822,979          SOLE       None   1,822,979
SPRINT CORP                    COM FON         852061100     43,772   1,924,060          SOLE       None   1,924,060
FISHER SCIENTIFIC INTL INC     COM NEW         338032204      3,395     534,000          SOLE       None     534,000
STREETTRACKS GOLD TR           GOLD SHS        863307104        428      10,000          SOLE       None      10,000
GATX CORP                      COM             361448103      7,342     221,200          SOLE       None     221,200
HARRAHS ENTMT INC              COM             413619107     32,238     499,200          SOLE       None     499,200
IPSCO INC                      COM             462622101     20,441     400,800          SOLE       None     400,800
LIBERTY MEDIA CORP NEW         COM SER A       530718105     13,590     310,710          SOLE       None     310,710
ACCREDITED HOME LENDERS HLDG   COM             00437P107      1,812      50,000          SOLE       None      50,000
LOUISIANA PAC CORP             COM             546347105     15,084     600,000          SOLE       None     600,000
LEVEL 3 COMMUNICATIONS INC     COM             52729N100        522     253,535          SOLE       None     253,535
MCI INC                        COM             552691107      9,960     400,000          SOLE       None     400,000
MULTIMEDIA GAMES INC           COM             625453105      1,716     221,100          SOLE       None     221,100
MASSEY ENERGY CORP             COM             576206106     53,580   1,338,166          SOLE       None   1,338,166
MOLEX INC                      CL A            608554200     10,776     456,610          SOLE       None     456,610
MORGAN STANLEY                 COM NEW         617446448        172       3,000          SOLE       None       3,000
NTL INC DEL                    COM             62940M104     29,239     459,224          SOLE       None     459,224
NUCOR CORP                     COM             670346105      2,878      50,000          SOLE       None      50,000
NEWS CORP                      CL A            65248E104      1,692     100,000          SOLE       None     100,000
NEXTEL COMMUNICATIONS INC      CL A            65332V103     36,466   1,283,119          SOLE       None   1,283,119
OWENS ILL INC                  COM NEW         690768403     20,077     798,600          SOLE       None     798,600
PHELPS DODGE CORP              COM             717265102      6,175      60,700          SOLE       None      60,700
PDI INC                        COM             69329V100        123       6,000          SOLE       None       6,000
PULTE HOMES INC                COM             745867101    142,189   1,931,128          SOLE       None   1,931,128
PACIFICARE HEALTH SYS DEL      COM             695112102     29,894     525,200          SOLE       None     525,200
RADIAN GROUP INC               COM             750236101      2,864      60,000          SOLE       None      60,000
RESOURCE AMERICA INC           CL A            761195205     47,018   1,341,649          SOLE       None   1,341,649
SPECTRASITE INC                COM             84761M104     93,198   1,607,700          SOLE       None   1,607,700
QUESTAR CORP                   COM             748356102      1,185      20,000          SOLE       None      20,000
SYNAPTICS INC                  COM             87157D109      2,088      90,000          SOLE       None      90,000
TELEWEST GLOBAL INC            COM             87956T107      8,783     493,705          SOLE       None     493,705
TEMPUR PEDIC INTL INC          COM             88023U101      2,487     133,300          SOLE       None     133,300
UNITEDGLOBALCOM                CL A            913247508     13,166   1,391,749          SOLE       None   1,391,749
USA MOBILITY INC               COM             90341G103      8,806     271,792          SOLE       None     271,792
VIACOM INC                     CL B            925524308      6,966     200,000          SOLE       None     200,000
VALERO ENERGY CORP NEW         COM             91913Y100     63,005     859,900          SOLE       None     859,900
WELLCARE HEALTH PLANS INC      COM             94946T106        305      10,000          SOLE       None      10,000
WELLPOINT INC                  COM             94973V107     49,889     398,000          SOLE       None     398,000
WAL MART STORES INC            COM             931142103     10,022     200,000          SOLE       None     200,000
YELLOW ROADWAY CORP            COM             985577105     19,399     331,379          SOLE       None     331,379

          COLUMN TOTALS                                   1,183,815  31,241,763



01181.0005 #568666